Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
VIE consolidated amount of cash and cash equivalents	$ 23,526	$ 37,387
VIE consolidated amount of prepaid taxes	4,982	11,330
VIE consolidated amount of deferred tax assets	7,985	0
VIE consolidated amount of other payables and accrued liabilities	$ 980	$ 1,904
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares outstanding	376,452,047	376,452,047	376,275,500
Ordinary shares, shares issued	376,452,047	376,452,047	376,275,500
Agape Superior Living S D N B H D [Member]
Ordinary shares, par value			$ 0
Ordinary shares, shares outstanding			9,590,598
Ordinary shares, shares issued			9,590,598